Fees and Expenses - Oberweis Focused International Growth Fund	Feb. 20, 2026
Prospectus [Line Items]
Expense Narrative [Text Block]

Effective February 20, 2026, the Fund’s investment advisory and management fee was reduced from 0.80% to 0.65% and its expense limit was previously reduced from ..95% to .81%. Effective February 20, 2026, the fee table under the “Fees and Expenses of the Fund” section and the “Example” section of the Prospectus will be replaced with the following:

Expenses Restated to Reflect Current [Text]	Expenses have been restated to reflect current fees.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees [Table]
Shareholder Fees
(Fees paid directly from your investments)
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses[1]
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.65%
Distribution and/or Service (12b-1) Fees	.00%
Other Expenses	1.57%
Total Annual Fund Operating Expenses[2]	2.22%
Expense Reimbursement	(1.41)%
Total Annual Fund Operating Expenses After Expense Reimbursement	.81%

1	Expenses have been restated to reflect current fees.

2	The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of .81% of average daily net assets excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (the “expense limitation”). The contractual arrangement continues in force until April 30, 2026. Except with respect to termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. During the term of the contract, the adviser may recoup the amount of any expenses reimbursed under the term of the contract within three years from the date on which reimbursement occurred if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment or at the time of reimbursement, whichever is lower.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 YEAR	3 YEAR	5 YEAR	10 YEAR
$83	$590	$1,124	$2,586